LEASES - Maturities of lease liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
LEASES
Total lease liabilities	$ 137,598	$ 213,405
Less: Current obligations	$ (137,598)	(148,663)
Long term obligations		$ 64,742